united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/19

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019
Shares		Value
	COMMON STOCKS - 99.7%
	ASSET MANAGEMENT - 6.0%
568	Ameriprise Financial, Inc.	$85,706
2,722	Federated Investors, Inc.	86,941
1,047	LPL Financial Holdings, Inc.	84,639
		257,286
	AUTOMOTIVE - 4.0%
3,060	Gentex Corp.	85,833
1,589	Magna International, Inc.	85,441
		171,274
	BANKING - 10.0%
1,151	Bank of Montreal	85,162
687	JPMorgan Chase & Co.	85,820
1,067	Royal Bank of Canada	86,064
1,512	Toronto-Dominion Bank	86,290
1,512	US Bancorp	86,214
		429,550
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.1%
1,084	AbbVie, Inc.	86,232
410	Amgen, Inc.	87,433
1,003	Merck & Co., Inc.	86,920
		260,585
	CHEMICALS - 2.0%
942	LyondellBasell Industries NV	84,497

	COMMERCIAL SERVICES - 4.0%
3,439	H&R Block, Inc.	85,941
937	ManpowerGroup, Inc.	85,192
		171,133
	DISTRIBUTORS - DISCRETIONARY - 2.0%
3,421	KAR Auction Services, Inc.	85,046

	ELECTRONIC EQUIPMENT - 2.0%
348	Lennox International, Inc.	86,081

	GAMING, LODGING & RESTAURANTS - 5.9%
1,856	Brinker International, Inc.	82,499
439	McDonald's Corp.	86,351
1,834	Wyndham Destinations, Inc.	85,116
		253,966
	HARDWARE - 4.1%
355	Apple, Inc.	88,310
1,816	Cisco Systems, Inc.	86,278
		174,588
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 2.0%
641	HCA Healthcare, Inc.	$85,599

	IRON & STEEL - 2.0%
3,784	Mesabi Trust **	84,270

	MACHINERY - 5.8%
831	Dover Corp.	86,333
968	Oshkosh Corp.	82,648
445	Parker-Hannifin Corp.	81,653
		250,634
	MEDIA - 2.0%
1,117	Omnicom Group, Inc.	86,221

	OIL, GAS, & COAL - 6.0%
6,148	Advanced Emissions Solutions, Inc.	85,027
7,889	Alliance Resource Partners LP	89,935
1,053	Arch Coal, Inc.	83,071
		258,033
	RETAIL - CONSUMER STAPLES - 4.0%
800	Target Corp.	85,528
1,546	Walgreens Boots Alliance, Inc.	84,690
		170,218
	RETAIL - DISCRETIONARY - 9.9%
2,192	Dick's Sporting Goods, Inc.	85,335
850	Group 1 Automotive, Inc.	84,524
366	Home Depot, Inc.	85,856
548	Lithia Motors, Inc.	86,299
1,275	Williams-Sonoma, Inc.	85,157
		427,171
	SEMICONDUCTOR - 2.0%
311	Lam Research Corp.	84,293

	SOFTWARE - 2.0%
1,575	Oracle Corp.	85,822

	SPECIALTY FINANCE - 8.0%
3,215	Aircastle Ltd.	87,512
1,065	Discover Financial Services	85,477
3,334	Santander Consumer USA Holdings, Inc.	83,617
2,427	Synchrony Financial	85,843
		342,449
	TECHNOLOGY SERVICES - 4.0%
678	CDW Corp.	86,723
639	International Business Machines Corp.	85,453
		172,176
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	TELECOMMUNICATIONS - 2.0%
1,812	BCE, Inc.	$85,979

	TRANSPORTATION EQUIPMENT - 3.9%
1,857	Allison Transmission Holdings, Inc.	80,984
495	Cummins, Inc.	85,378
		166,362

	TOTAL COMMON STOCKS (Cost - $3,968,274)	4,273,233

	TOTAL INVESTMENTS - 99.7% (Cost $3,968,274)	$4,273,233
	OTHER ASSETS LESS LIABILITIES - 0.3%	14,529
	NET ASSETS - 100.0%	$4,287,762

** Royalty Trust.
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,273,233	$-	$-	$4,273,233
Total	$4,273,233	$-	$-	$4,273,233

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2019